Related Parties (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 01, 2015	Feb. 23, 2014	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012
Levi Strauss Foundation [Member]
Related Party Transaction [Line Items]
Related Party Donations	$ 5.9	$ 5.2	$ 6.3	$ 4.2	$ 2.8
Red Tab Foundation [Member]
Related Party Transaction [Line Items]
Related Party Donations			$ 0.6	$ 0.1	$ 0.1